united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2018

RESQ Dynamic Allocation Fund
RQEAX
RQECX
RQEIX

RESQ Strategic Income Fund
RQIAX
RQICX
RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	3.64%	7.31%	(3.00)%	(0.07)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(2.29)%	1.18%	(4.90)%	(1.45)%	N/A
RESQ Dynamic Allocation Fund - Class C	3.36%	6.59%	(3.59)%	N/A	(1.08)%
RESQ Dynamic Allocation Fund - Class I	3.91%	7.77%	(2.61)%	0.36%	N/A
S&P 500 Total Return Index (c)	5.84%	13.99%	10.78%	11.40%	12.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 2.76%, 3.36% and 2.36% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Equity	86.7%
Exchange Traded Notes	2.5%
Exchange Traded Funds - Commodity	2.0%
Exchange Traded Funds - Debt	0.5%
Other Assets Less Liabilities	8.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	(1.62)%	0.31%	(2.07)%	0.20%	N/A
RESQ Strategic Income Fund - Class A with Load	(6.29)%	(4.44)%	(3.66)%	(0.94)%	N/A
RESQ Strategic Income Fund - Class C	(1.87)%	(0.30)%	(2.69)%	N/A	(1.72)%
RESQ Strategic Income Fund - Class I	(1.43)%	0.70%	(1.67)%	0.58%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	(1.08)%	1.20%	1.20%	2.52%	1.61%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 2.81%, 3.41% and 2.41% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Debt	94.7%
Exchange Traded Funds - Asset Allocation	5.0%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 89.2%
	COMMODITY FUNDS - 2.0%
12,100	iShares Silver Trust *	$186,461
6,500	ProShares UltraShort Bloomberg Crude Oil *	129,675
1,500	SPDR Gold Shares *	188,685
17,050	United States Natural Gas Fund LP *	384,477
		889,298
	DEBT FUNDS - 0.5%
1,600	iShares 20+ Year Treasury Bond ETF	195,040
700	PowerShares Chinese Yuan Dim Sum Bond Portfolio	17,038
		212,078
	EQUITY FUNDS - 86.7%
14,600	Consumer Discretionary Select Sector SPDR Fund	1,478,834
10,700	Consumer Staples Select Sector SPDR Fund	563,141
9,700	Direxion Daily Gold Miners Index Bull 3X Shares	236,680
5,000	Direxion Daily S&P Biotech Bull 3X Shares	397,050
100	Direxion Daily S&P Oil & Gas Exploration & Production Bear 3X Shares	1,226
103,100	Financial Select Sector SPDR Fund	2,842,467
600	Global X China Consumer ETF	11,226
800	Global X China Energy ETF	9,480
200	Global X China Financials ETF	3,702
100	Guggenheim China Real Estate ETF	3,022
300	Guggenheim China Small Cap ETF	9,306
2,400	Health Care Select Sector SPDR Fund	195,360
11,200	Industrial Select Sector SPDR Fund	832,048
9,900	iShares Global Consumer Discretionary ETF	1,103,652
8,000	iShares Global Consumer Staples ETF	802,954
7,300	iShares Global Financials ETF	505,087
300	iShares Global Healthcare ETF	33,402
6,800	iShares Global Industrials ETF	621,452
18,400	iShares Global Tech ETF	2,913,272
21,300	iShares Global Utilities ETF	1,045,283
53,176	iShares MSCI Australia ETF	1,170,936
35,600	iShares MSCI Canada ETF	981,136
13,300	iShares MSCI Denmark ETF	913,577
34,400	iShares MSCI France ETF	1,080,160
15,200	iShares MSCI Germany ETF	487,008
38,900	iShares MSCI Hong Kong ETF	984,559
14,000	iShares MSCI Italy ETF	450,100
20,200	iShares MSCI Japan ETF	1,225,736
54,300	iShares MSCI Netherlands ETF	1,735,971
46,200	iShares MSCI Singapore ETF	1,232,154
1,600	iShares MSCI Sweden ETF	53,568
63,300	iShares MSCI Switzerland ETF	2,175,621
4,000	iShares MSCI Taiwan ETF	153,360
21,500	iShares MSCI United Kingdom ETF	747,125
1,200	iShares Russell 2000 ETF	182,196
13,300	Materials Select Sector SPDR Fund	757,302
18,300	PowerShares QQQ Trust Series 1	2,930,379
2,100	ProShares UltraPro QQQ *	302,232
700	SPDR S&P 500 ETF Trust	184,205
42,000	SPDR S&P Semiconductor ETF	2,942,520
53,100	Technology Select Sector SPDR Fund	3,473,802
8,700	VanEck Vectors Gold Miners ETF	191,226
2,500	Vanguard Real Estate ETF	188,675
		38,152,192

	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,508,163)	39,253,568

	EXCHANGE TRADED NOTES - 2.5%
42,700	VelocityShares 3x Inverse Crude Oil ETN *	433,405
30,100	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index *	343,441
33,100	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index *	328,021
	TOTAL EXCHANGE TRADED NOTES (Cost - $1,137,911)	1,104,867

	TOTAL INVESTMENTS - 91.7% (Cost - $40,646,074)	$40,358,435
	OTHER ASSETS LESS LIABILITIES - 8.3%	3,649,000
	NET ASSETS - 100.0%	$44,007,435

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

GSCI - Goldman Sachs Commodity Index

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	ASSET ALLOCATION FUND - 5.0%
89,100	PowerShares CEF Income Composite Portfolio	$2,045,736

	DEBT FUNDS - 94.7%
89,100	PowerShares Senior Loan Portfolio	2,060,883
87,800	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,038,090
79,260	SPDR Bloomberg Barclays Convertible Securities ETF	4,094,571
115,600	SPDR Bloomberg Barclays International Corporate Bond ETF	4,162,756
142,600	SPDR Bloomberg Barclays International Treasury Bond ETF	4,208,126
75,100	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,055,487
70,500	SPDR Citi International Government Inflation-Protected Bond ETF	4,198,275
67,300	VanEck Vectors High-Yield Municipal Index ETF	2,085,627
81,000	VanEck Vectors International High Yield Bond ETF	2,064,690
139,400	WisdomTree Barclays Negative Duration US Aggregate Bond Fund	6,066,688
		39,035,193

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,939,356)	41,080,929

	TOTAL INVESTMENTS - 99.7% (Cost - $40,939,356)	$41,080,929
	OTHER ASSETS LESS LIABILITIES - 0.3%	107,074
	NET ASSETS - 100.0%	$41,188,003

CEF - Closed-End Fund

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
At cost	$40,646,074	$40,939,356
At value	$40,358,435	$41,080,929
Cash and cash equivalents	3,910,332	140,895
Receivable for Fund shares sold	1,579	—
Dividends and interest receivable	981	55
Prepaid expenses and other assets	43,458	44,717
TOTAL ASSETS	44,314,785	41,266,596

LIABILITIES
Investment advisory fees payable	46,681	41,730
Payable for investments purchased	219,801	—
Distribution (12b-1) fees payable	15,174	13,975
Payable to related parties	11,385	9,985
Accrued audit fees	7,507	7,422
Accrued expenses and other liabilities	6,802	5,481
TOTAL LIABILITIES	307,350	78,593
NET ASSETS	$44,007,435	$41,188,003

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$47,093,917	$44,817,737
Undistributed net investment loss	(105,971)	(9,708)
Accumulated net realized loss from security transactions	(2,692,872)	(3,761,599)
Net unrealized appreciation (depreciation) on investments	(287,639)	141,573
NET ASSETS	$44,007,435	$41,188,003

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$43,096,303	$40,937,624
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	4,585,099	4,341,890
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$9.40	$9.43
Maximum Offering Price Per Share (b)	$9.97	$9.90

Class C Shares:
Net Assets	$349,000	$61,156
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	37,845	6,562
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.22	$9.32

Class I Shares:
Net Assets	$562,132	$189,223
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	58,751	19,999
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.57	$9.46

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$289,245	$659,118
Interest	10,588	1,495
TOTAL INVESTMENT INCOME	299,833	660,613

EXPENSES
Investment advisory fees	317,463	301,497
Distribution (12b-1) fees:
Class A	85,786	82,718
Class C	1,869	313
Registration fees	27,424	27,424
Transfer agent fees	20,868	20,868
Administrative services fees	20,454	20,492
Accounting services fees	16,864	16,754
Audit fees	7,979	7,979
Trustees fees and expenses	6,982	6,982
Compliance officer fees	6,483	6,483
Printing and postage expenses	6,234	6,233
Legal fees	5,984	5,984
Custodian fees	2,992	2,992
Insurance expense	748	748
Other expenses	3,740	2,244
TOTAL EXPENSES	531,870	509,711

Fees waived/reimbursed by the Advisor	(28,019)	(31,299)

NET EXPENSES	503,851	478,412

NET INVESTMENT INCOME (LOSS)	(204,018)	182,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,861,797	(1,134,497)
Net change in unrealized appreciation (depreciation) on investments	(1,095,098)	273,052

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,766,699	(861,445)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,562,681	$(679,244)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2018	For the Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment loss	$(204,018)	$(351,380)
Net realized gain on investments	2,861,797	2,629,372
Net change in unrealized appreciation (depreciation) on investments	(1,095,098)	937,876
Net increase in net assets resulting from operations	1,562,681	3,215,868

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,488,320	2,937,498
Class C	—	24,868
Class I	151,334	201,497
Redemption fee proceeds:
Class A	—	1,017
Class C	—	9
Payments for shares redeemed:
Class A	(2,171,478)	(5,024,439)
Class C	(63,783)	(331,471)
Class I	(166,446)	(2,715,547)
Net decrease in net assets from shares of beneficial interest	(762,053)	(4,906,568)

TOTAL INCREASE (DECREASE) IN NET ASSETS	800,628	(1,690,700)

NET ASSETS
Beginning of Period	43,206,807	44,897,507
End of Period*	$44,007,435	$43,206,807
* Includes undistributed net investment loss of:	$(105,971)	$(382,737)

SHARE ACTIVITY
Class A:
Shares Sold	157,716	342,227
Shares Redeemed	(231,815)	(578,638)
Net decrease in shares of beneficial interest outstanding	(74,099)	(236,411)

Class C:
Shares Sold	—	2,895
Shares Redeemed	(6,977)	(38,668)
Net decrease in shares of beneficial interest outstanding	(6,977)	(35,773)

Class I:
Shares Sold	15,450	23,282
Shares Redeemed	(17,632)	(315,213)
Net decrease in shares of beneficial interest outstanding	(2,182)	(291,931)

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2018	For the Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income	$182,201	$165,410
Net realized gain (loss) on investments	(1,134,497)	1,836,667
Net change in unrealized appreciation (depreciation) on investments	273,052	(694,987)
Net increase (decrease) in net assets resulting from operations	(679,244)	1,307,090

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(190,618)	(48,743)
Class C	(145)	—
Class I	(1,146)	(610)
From return of capital:
Class A	—	(132,012)
Class I	—	(1,095)
Total distributions to shareholders	(191,909)	(182,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,323,331	4,627,040
Class I	65,860	47,045
Net asset value of shares issued in reinvestment of distributions:
Class A	189,884	179,847
Class C	145	—
Class I	1,146	1,689
Redemption fee proceeds:
Class A	—	40
Payments for shares redeemed:
Class A	(1,843,265)	(4,526,286)
Class C	(7,446)	(116,062)
Class I	(30,551)	(1,557,505)
Net decrease in net assets from shares of beneficial interest	(300,896)	(1,344,192)

TOTAL DECREASE IN NET ASSETS	(1,172,049)	(219,562)

NET ASSETS
Beginning of Period	42,360,052	42,579,614
End of Period*	$41,188,003	$42,360,052
* Includes undistributed net investment loss of:	$(9,708)	$—

SHARE ACTIVITY
Class A:
Shares Sold	138,690	491,030
Shares Reinvested	19,973	18,884
Shares Redeemed	(192,985)	(481,313)
Net increase (decrease) in shares of beneficial interest outstanding	(34,322)	28,601

Class C:
Shares Reinvested	16	—
Shares Redeemed	(783)	(12,602)
Net decrease in shares of beneficial interest outstanding	(767)	(12,602)

Class I:
Shares Sold	6,921	5,085
Shares Reinvested	120	177
Shares Redeemed	(3,224)	(167,406)
Net increase (decrease) in shares of beneficial interest outstanding	3,817	(162,144)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the		For the	For the
	March 31, 2018		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$9.07		$8.42	$8.66		$10.41	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.07)	(0.12)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.37		0.72	(0.12	) (3)	(1.10)	0.45
Total from investment operations	0.33		0.65	(0.24)		(1.14)	0.41
Paid-in-capital from redemption fees (2)	—		0.00 (4)	0.00	(4)	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	—		—	—		—	(0.00	) (4)
Net realized gains	—		—	—		(0.61)	—
Total distributions	—		—	—		(0.61)	(0.00	) (4)
Net asset value, end of period	$9.40		$9.07	$8.42		$8.66	$10.41
Total return (5)	3.64	% (6)	7.72%	(2.77)%		(11.79)%	4.11	% (6)
Net assets, at end of period (000s)	$43,096		$42,246	$41,222		$42,137	$44,121
Ratio of gross expenses to average net assets (7)	2.43	% (8)	2.42%	2.52%		2.60%	2.76	% (8)
Ratio of net expenses to average net assets (7)	2.30	% (8)	2.35%	2.35%		2.35%	2.35	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.06	)% (8)	(0.89)%	(1.61)%		(0.60)%	(0.95	)% (8)
Ratio of net investment loss to average net assets (9)	(0.93	)% (8)	(0.82)%	(1.44)%		(0.35)%	(0.54	)% (8)
Portfolio Turnover Rate	251	% (6)	1060%	907%		683%	376	% (6)

(1)	The RESQ Dynamic Allocation Fund Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the
	March 31, 2018		Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016		September 30, 2015 (1)
Net asset value, beginning of period	$8.92		$8.33	$8.63		$10.15
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.12)	(0.17)		(0.09)
Net realized and unrealized gain (loss) on investments	0.37		0.71	(0.13	) (3)	(0.82)
Total from investment operations	0.30		0.59	(0.30)		(0.91)
Paid-in-capital from redemption fees (2)	—		0.00 (4)	0.00	(4)	0.00	(4)
Less distributions from:
Net realized gains	—		—	—		(0.61)
Total distributions	—		—	—		(0.61)
Net asset value, end of period	$9.22		$8.92	$8.33		$8.63
Total return (5)	3.36	% (6)	7.08%	(3.48)%		(9.84	)% (6)
Net assets, at end of period (000s)	$349		$400	$672		$1,728
Ratio of gross expenses to average net assets (7)	3.03	%(8)	3.02%	3.12%		3.20	% (8)
Ratio of net expenses to average net assets (7)	2.90	% (8)	2.95%	2.95%		2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.66	)% (8)	(1.42)%	(2.19)%		(1.19	)% (8)
Ratio of net investment loss to average net assets (9)	(1.53	)% (8)	(1.35)%	(2.03)%		(0.94	)% (8)
Portfolio Turnover Rate	251	% (6)	1060%	907%		683	% (6)

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the		For the
	March 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.21		$8.51	$8.72		$10.45		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.03)	(0.09)		0.00	(3)	0.00	(3)
Net realized and unrealized gain (loss) on investments	0.39		0.73	(0.12	) (4)	(1.12)		0.46
Total from investment operations	0.36		0.70	(0.21)		(1.12)		0.46
Paid-in-capital from redemption fees (2)	—		—	0.00	(3)	0.00	(3)	—
Less distributions from:
Net investment income	—		—	—		—		(0.01)
Net realized gains	—		—	—		(0.61)		—
Total distributions	—		—	—		(0.61)		(0.01)
Net asset value, end of period	$9.57		$9.21	$8.51		$8.72		$10.45
Total return (5)	3.91	% (6)	8.23%	(2.41)%		(11.54)%		4.58	% (6)
Net assets, at end of period (000s)	$562		$561	$3,004		$5,823		$1,582
Ratio of gross expenses to average net assets (7)	2.03	% (9)	2.02%	2.12%		2.20	% (8)	2.36	% (9)
Ratio of net expenses to average net assets (7)	1.90	% (9)	1.95%	1.95%		1.95%		1.95	% (9)
Ratio of net investment loss before waiver to average net assets (8)	(0.75	)% (9)	(0.42)%	(1.24)%		(0.25)%		(0.35	)% (9)
Ratio of net investment income (loss)to average net assets (8)	(0.62	)% (9)	(0.35)%	(1.06)%		0.00%		0.06	% (9)
Portfolio Turnover Rate	251	% (6)	1060%	907%		683%		376	% (6)

(1)	The RESQ Dynamic Allocation Fund Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the		For the
	March 31, 2018		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.63		$9.37	$9.60	$10.39		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.04	(0.02)	0.11		0.05
Net realized and unrealized gain (loss) on investments	(0.20)		0.26	(0.20)	(0.39)		0.43
Total from investment operations	(0.16)		0.30	(0.22)	(0.28)		0.48
Paid-in-capital from redemption fees (2)	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)
Less distributions from:
Net investment income	(0.04)		(0.01)	—	(0.14)		(0.09)
Net realized gains	—		—	—	(0.37)		—
Return of capital	—		(0.03)	(0.01)	(0.00	) (3)	—
Total distributions	(0.04)		(0.04)	(0.01)	(0.51)		(0.09)
Net asset value, end of period	$9.43		$9.63	$9.37	$9.60		$10.39
Total return (4)	(1.62	)% (5)	3.21%	(2.32)%	(2.94)%		4.76	% (5)
Net assets, at end of period (000s)	$40,938		$42,134	$40,721	$42,740		$40,633
Ratio of gross expenses to average net assets (6)	2.45	% (7)	2.43%	2.52%	2.62%		2.81	% (7)
Ratio of net expenses to average net assets (6)	2.30	% (7)	2.35%	2.35%	2.35%		2.35	% (7)
Ratio of net investment income (loss) before waiver to average net assets (8)	0.73	% (7)	0.33%	(0.39)%	0.86%		0.19	% (7)
Ratio of net investment income (loss)to average net assets (8)	0.88	% (7)	0.41%	(0.23)%	1.13%		0.65	% (7)
Portfolio Turnover Rate	256	% (5)	935%	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the
	March 31, 2018		Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2017		September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$9.52		$9.28		$9.57	$10.41
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.02	) (3)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.19)		0.26		(0.21)	(0.26)
Total from investment operations	(0.18)		0.24		(0.29)	(0.34)
Paid-in-capital from redemption fees (2)	—		—		0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.02)		—		—	(0.13)
Net realized gains	—		—		—	(0.37)
Return of capital	—		—		—	(0.00	) (4)
Total distributions	(0.02)		—		—	(0.50)
Net asset value, end of period	$9.32		$9.52		$9.28	$9.57
Total return (5)	(1.87	)% (6)	2.59%		(3.03)%	(3.52	)% (6)
Net assets, at end of period (000s)	$61		$70		$185	$1,122
Ratio of gross expenses to average net assets (7)	3.05	% (8)	3.03%		3.12%	3.22	% (8)
Ratio of net expenses to average net assets (7)	2.90	% (8)	2.95%		2.95%	2.95	% (8)
Ratio of net investment income (loss) waiver to average net assets (9)	0.11	% (8)	(0.31)%		(0.94)%	(1.05	)% (8)
Ratio of net investment income (loss) to average net assets (9)	0.26	% (8)	(0.23)%		(0.78)%	(0.78	)% (8)
Portfolio Turnover Rate	256	% (6)	935%		1013%	617	% (6)

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the
	March 31, 2018		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.66		$9.39	$9.60	$10.38		$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.08	0.01	0.09		0.13
Net realized and unrealized gain (loss) on investments	(0.20)		0.27	(0.20)	(0.33)		0.36
Total from investment operations	(0.14)		0.35	(0.19)	(0.24)		0.49
Paid-in-capital from redemption fees (2)	—		—	0.00 (3)	0.00	(3)	—
Less distributions from:
Net investment income	(0.06)		(0.02)	—	(0.17)		(0.11)
Net realized gains	—		—	—	(0.37)		—
Return of capital	—		(0.06)	(0.02)	(0.00	) (3)	—
Total distributions	(0.06)		(0.08)	(0.02)	(0.54)		(0.11)
Net asset value, end of period	$9.46		$9.66	$9.39	$9.60		$10.38
Total return (4)	(1.43	)% (5)	3.71%	(1.98)%	(2.51)%		4.94	% (5)
Net assets, at end of period (000s)	$189		$156	$1,674	$3,429		$821
Ratio of gross expenses to average net assets (6)	2.05	% (7)	2.03%	2.12%	2.22%		2.41	% (7)
Ratio of net expenses to average net assets (6)	1.90	% (7)	1.95%	1.95%	1.95%		1.95	% (7)
Ratio of net investment income (loss) before waiver to average net assets (8)	1.16	% (7)	0.78%	(0.01)%	0.66%		1.19	% (7)
Ratio of net investment income to average net assets (8)	1.31	% (7)	0.86%	0.16%	0.93%		1.65	% (7)
Portfolio Turnover Rate	256	%(5)	935%	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,253,568	$—	$—	$39,253,568
Exchange Traded Note	1,104,867	—	—	1,104,867
Total	$40,358,435	$—	$—	$40,358,435

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,080,929	$—	$—	$41,080,929
Total	$41,080,929	$—	$—	$41,080,929

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

*	Please refer to the Portfolio of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.45% for each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2018, the Advisor earned advisory fees of $317,463 and $301,497 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least January 31, 2019 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). Prior to February 1, 2018 the advisor contractually agreed to waive a portion of their advisory fee and has reimbursed the Funds for other expenses until January 31, 2018 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) did not exceed 2.35%, 2.95% and 1.95% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively. During the six months ended March 31, 2018, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $28,019 and $31,299 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2018, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $227,503, of which $135,255 will expire on September 30, 2018, $62,130 will expire on September 30, 2019 and $30,118 will expire on September 30, 2020. As of March 31, 2018, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $231,718, of which $141,470 will expire on September 30, 2018, $56,839 will expire on September 30, 2019 and $33,409 will expire on September 30, 2020.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2018, RESQ Dynamic Allocation Fund incurred distribution fees of $85,786 and $1,869 for Class A and Class C shares, respectively. For the six months ended March 31, 2018, the RESQ Strategic Income Fund incurred distribution fees of $82,718 and $313 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2018, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares. During the six months ended March 31, 2018, the Distributor did not receive any underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2018, the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund did not assess any redemption fees.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $103,173,483 and $107,264,643, respectively, for the RESQ Dynamic Allocation Fund, and $104,643,843 and $104,318,010, respectively, for the RESQ Strategic Income Fund.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX – BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Allocation	$40,764,097	$509,959	$(915,621)	$(405,662)
Stategic Income	40,944,815	340,210	(204,096)	136,114

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

For fiscal year ended	Ordinary	Return of
9/30/2017	Income	Capital	Total
RESQ Strategic Income Fund	$49,353	$133,107	$182,460

For fiscal year ended	Ordinary	Return of
9/30/2016	Income	Capital	Total
RESQ Strategic Income Fund	$—	$39,079	$39,079

The RESQ Dynamic Allocation Fund did not pay any distributions for the fiscal years ended September 30, 2017 and September 30, 2016.

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Post October Loss	Capital Loss	Unrealized	Total
	and	Carry	Appreciation/	Accumulated
	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficit)
RESQ Dynamic Allocation Fund	$(382,737)	$(5,446,696)	$689,436	$(5,139,997)
RESQ Strategic Income Fund	—	(2,621,643)	(136,938)	(2,758,581)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
RESQ Dynamic Allocation Fund	$382,737
RESQ Strategic Income Fund	—

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

At September 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF
RESQ Dynamic Allocation Fund	$5,446,696	$—	$5,446,696	392,740
RESQ Strategic Income Fund	2,621,643	—	2,621,643	—

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and adjustments for partnerships and grantor trusts, resulted in reclassifications for the fiscal year ended September 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
RESQ Dynamic Allocation Fund	$(490,834)	$480,784	$10,050
RESQ Strategic Income Fund	—	(6,991)	6,991

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	57.69%
NFS LLC	RESQ Dynamic Allocation Fund	41.68%
Charles Schwab & Co.	RESQ Strategic Income Fund	55.76%
NFS LLC	RESQ Strategic Income Fund	43.77%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/17	3/31/18	Period (a)	10/1/17	3/31/18	Period (a)
Class A	2.20%	$1,000.00	$1,036.40	$11.17	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$1,033.60	$14.20	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$1,039.10	$9.15	$1,000.00	$1,015.96	$9.05
RESQ Strategic Income Fund
					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/17	3/31/18	Period (a)	10/1/17	3/31/18	Period (a)
Class A	2.20%	$1,000.00	$983.80	$10.88	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$981.30	$13.83	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$985.70	$8.91	$1,000.00	$1,015.96	$9.05

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2018

Renewal of Advisory Agreement – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 28th and 29th, 2017, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between RESQ Investment Partners, LLC (“RESQ”) and the Trust, with respect to the RESQ Dynamic Allocation Fund (“RESQ DA”) and RESQ Strategic Income Fund (“RESQ SI” and together with RESQ DA, the “RESQ Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to RESQ DA and RESQ SI and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted RESQ was founded in 2013 and had approximately $85 million in assets under management. The Board remarked that RESQ’s key investment personnel responsible for the RESQ Funds had several years of financial industry experience, and that RESQ’s new chief compliance officer had experience in designing and maintaining compliance programs for independent financial advisers. The Board observed RESQ identified market trends and made investment decisions based on quantitative models created from a wide range of technical indicators. The Board further observed RESQ used charting to pick up trends that signaled high and low-risk investment periods, and contracted with other signal providers for confirmation of market trends. The Board noted RESQ’s quantitative models were designed to eliminate emotion in its investment decisions. The Board appreciated that RESQ attempted to mitigate whipsaw risk by monitoring the models for ineffective signals and used quant based research to define overbought and oversold trends. The Board recognized that RESQ monitored compliance with the RESQ Funds’ investment limitations using a checklist system from pre-trade to post-trade operations and built each RESQ Fund’s investment limitations into the models’ algorithm to ensure the RESQ Funds remained within its models’ parameters. The Board noted RESQ monitored each trade for best execution and price, and reviewed its broker dealers annually. The Board concluded that RESQ should continue to provide quality service to the RESQ Funds and their shareholders.

Performance.

RESQ DA—The Board noted RESQ DA had a one-star Morningstar rating. The Board discussed that over the one-year, three-year and since inception periods, RESQ DA underperformed its peer group, Morningstar category and the S&P 500 TR with a bottom quartile ranking for all periods. The Board reviewed RESQ’s explanation that its quant models underperformed because market trends were scarce during the last few years. The Board considered RESQ’s additional explanation that in 2015 and early 2016, RESQ DA had difficulty navigating two V-shaped recoveries that adversely impacted its three-year numbers, but that RESQ adjusted its model to dampen the effect of this type of market move. The Board noted that RESQ believed RESQ DA showed moderate improvement since the modification. The Board also noted RESQ’s position that RESQ DA was a “go anywhere” fund with a bias toward becoming defensive and preserving capital, such that underperformance relative to the S&P 500 TR in a bull market was not entirely unexpected. Although past performance was not predictive of future results, the Board concluded that RESQ had the potential to provide reasonable results that should benefit RESQ DA and its shareholders.

RESQ SI—The Board noted RESQ SI had a one-star Morningstar rating. The Board discussed that over the one-year, three-year and since inception periods, RESQ SI underperformed its peer group and Morningstar category with a bottom quartile ranking for all periods. The Board noted RESQ SI outperformed its benchmark index over the one-year period. The Board recognized that RESQ attributed RESQ SI’s performance to a trendless market in which the U.S. presidential election, bond trend reversals, and changes to central bank policies created complacency and caused quant models to underperform. The Board considered that in 2015 and early 2016, RESQ SI had difficulty navigating two V-shaped recoveries that adversely impacted its three-year numbers, but that RESQ adjusted its model to dampen the

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

effect of this type of market move. The Board noted that RESQ believed the RESQ SI showed moderate improvement since the modification. Although past performance was not predictive of future results, the Board concluded that RESQ had the potential to provide reasonable results that should benefit RESQ SI and its shareholders.

Fees and Expenses.

RESQ DA—The Board noted RESQ’s advisory fee charged to RESQ DA was 1.45% and the highest fee in RESQ DA’s peer group and Morningstar category. The Board further noted that the expense ratio for RESQ DA was 2.24%, which placed it in the 97th percentile. The Board appreciated that RESQ was aware its fees were higher than average, and considered RESQ’s rationale that RESQ DA’s expenses were higher than its peers because it was a much smaller fund with only $42.8 million of assets while its peers averaged $1.8 billion of assets. The Board recalled RESQ’s representation that RESQ DA’s style was more like a hedge-fund and RESQ should therefore be entitled to a higher fee. The Board noted RESQ was willing to explore expense reductions in the future and concluded that the advisory fee charged to RESQ DA was not unreasonable.

RESQ SI—The Board discussed the 1.45% advisory fee for RESQ SI and noted that it was the highest fee in its peer group and Morningstar category. The Board also discussed RESQ SI’s 2.35% expense ratio, which placed it in the 98th percentile. The Board noted RESQ’s explanation that RESQ SI’s expenses were higher than its peer group because RESQ SI was a much smaller fund with only $42.1 million of assets while its peer group averaged $168 million of assets. The Board recalled RESQ’s representation to it that RESQ SI’s style was more like a hedge-fund and RESQ should therefore be entitled to a higher fee. The Board appreciated that RESQ was aware its fees were higher than average, and that it was open to exploring fee reductions at a later date. The Board concluded that RESQ’s advisory fee charged to RESQ SI was not unreasonable.

Economies of Scale. The Board discussed the size of the RESQ Funds and their prospects for growth, concluding neither Fund had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted RESQ was willing to discuss the implementation of breakpoints as the assets of the RESQ Funds grew and RESQ achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed RESQ’s profitability analysis in connection with its management of each RESQ Fund, and noted that RESQ was managing each of the RESQ Funds with a very modest profit. The Board concluded, therefore, that RESQ’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from RESQ as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded the advisory fee for each RESQ Fund was not ideal, but that the nature, extent and quality of services RESQ provided the RESQ Funds were satisfactory, RESQ’s profitability was not excessive, and RESQ provided reassurance that it would continue revisiting its strategies in an effort to improve performance. Given the totality of these considerations, the Board concluded that renewal of the Advisory Agreement was in the best interests of each RESQ Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the RESQ Funds.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9383 E. Bahia Drive, Suite 120
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 6/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 6/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/18